UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.1%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	$1,875,000	$1,947,394
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,585,125
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	5,000,000	5,002,650
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,587,780
			12,122,949

Alaska (0.1%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	745,000	756,525
			756,525

Arizona (1.9%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,850,000	3,677,674
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	5,255,000	5,431,358
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	1,784,360
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5 1/8s, 5/15/40	A-	3,500,000	3,116,050
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,660,855
Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s,
7/1/12	AA-	3,635,000	3,961,968
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	500,445
			22,132,710

Arkansas (--%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, AGM, 4s, 11/1/21	AA+	175,000	175,987
			175,987

California (10.0%)
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	4,795,300
CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	458,355
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,161,370
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K,
4 3/4s, 8/1/36	A	5,750,000	4,527,148
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	BBB	640,000	627,846
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	4,100,000	3,389,060
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	10,000,000	10,695,300
5 3/4s, 4/1/31	A1	15,000,000	15,115,800
5.6s, 3/1/36	A1	2,500,000	2,473,175
5 1/2s, 3/1/40	A1	10,300,000	10,007,995
5 1/4s, 3/1/30	A1	2,240,000	2,168,880
5s, 11/1/30	A1	5,000	4,689
5s, 10/1/29	A1	9,000,000	8,517,330
FGIC, NATL, 5s, 6/1/26	A1	5,000,000	4,863,650
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	7,500,000	7,686,150
CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,049,740

Ser. A-1, 6s, 3/1/35	A2	2,400,000	2,375,616
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	Aa3	200,000	196,188
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., 5s,
6/1/38 (Prerefunded 6/1/13)	Aaa	530,000	576,947
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, SGI
5s, 8/1/29	A1	1,285,000	1,145,488
5s, 8/1/28	A1	1,125,000	1,023,930
Los Angeles, Unified School Dist. G.O. Bonds, Ser. I,
5s, 7/1/26	Aa2	5,000,000	5,013,700
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	2,250,000	2,330,618
Port Oakland, Rev. Bonds, Ser. L, FGIC, NATL
5 3/8s, 11/1/27	A2	7,930,000	7,458,879
5 3/8s, 11/1/27 (Prerefunded 11/1/12)	A2	990,000	1,068,378
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	1,609,600
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, NATL, zero %, 12/1/22	A	7,500,000	3,396,975
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.)
Ser. F, 5s, 5/1/40	A1	1,750,000	1,616,020
Ser. G, 5s, 5/1/40	A1	4,400,000	4,063,136
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	3,758,036
			114,175,299

Colorado (1.6%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. A1, 0.29s, 9/1/33	VMIG1	5,000,000	5,000,000
CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,500,000	1,264,185
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,002,280
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,051,120
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	Baa1	1,750,000	1,756,983
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,510,021
6 1/4s, 12/15/33	A3	3,000,000	3,044,970
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	A	13,000,000	2,226,510
Regl. Trans. Dist. Rev. Bonds (Denver Trans.
Partners), 6s, 1/15/41	Baa3	750,000	736,673
			18,592,742

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	650,000	580,840
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA Electric Co.), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,004,590
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B,
6 1/8s, 1/1/14	BB/P	1,000,000	1,000,890
			4,586,320

Delaware (0.5%)
DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,665,269
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	3,713,094
			5,378,363

District of Columbia (0.7%)
DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26	AA+	5,005,000	5,091,787
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s,
2/1/25	A3	1,035,000	1,031,854
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	1,742,950
			7,866,591

Florida (8.6%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,288,760
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,503,525
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp., Inc.), Ser. A, 5 3/4s, 8/15/29	Baa1	2,500,000	2,457,800
FL Hsg. Fin. Corp. Rev. Bonds
(Homeowner Mtge.), Ser. 7, AGM, 6s, 1/1/21	Aa1	150,000	152,016
Ser. G, GNMA Coll., FNMA Coll., FHLMC., 5 3/4s, 1/1/37	Aa1	1,040,000	1,096,576
(Noah's Landing Apts.), Ser. H-1, AGM, 5 3/8s, 12/1/41	AA+	1,710,000	1,613,026
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	715,000	728,056
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC
Coll., 4.95s, 7/1/37	Aa1	1,240,000	1,187,089
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	250,000	251,448
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	250,000	253,810
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa1	220,000	223,540
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	200,000	202,592
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,

FHLMC Coll., 4s, 7/1/12	Aa1	160,000	161,822
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	3,300,000	3,160,047
Flagler Cnty., School Board COP, Ser. A, AGM, 5s,
8/1/19	AA+	500,000	520,055
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	18,500,000	21,678,855
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded
11/15/11)	AAA/P	1,000,000	1,056,700
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	AA+	1,250,000	1,310,900
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	Baa1	1,125,000	1,202,299
(3/15/12) AMBAC, 5s, 12/1/34	Baa1	1,350,000	1,391,189
Kissimmee, Util. Auth. Rev. Bonds, AGM, 5 1/4s, 10/1/18	Aa3	2,270,000	2,405,065
Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	5,576,230
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	1,955,975
Leesburg, Cap. Impt. Rev. Bonds, FGIC, NATL, 5 1/4s,
10/1/27	A1	1,600,000	1,611,184
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	1,000,000	937,610
6.7s, 11/15/19	Ba1	3,700,000	3,732,301
Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL,
5s, 11/1/25	Aa2	5,000,000	5,076,650
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, NATL, 5 1/4s, 7/1/26	A	3,000,000	3,026,580
North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31
(Prerefunded 1/15/11)	A2	235,000	237,721
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), Ser. A, NATL, 6 1/4s, 10/1/18	A2	3,000,000	3,368,820
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts
Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	4,515,050
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	B+/P	285,000	167,053
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,
5/1/28	Aa3	2,000,000	1,895,980
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	B/P	465,000	328,755
St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s,
7/1/23	AA+	4,300,000	4,321,801
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to
maturity)	AA+	4,800,000	5,888,640
Sunrise, Util. Syst. Rev. Bonds, AMBAC
5.2s, 10/1/22	AA-	3,405,000	3,683,870
5.2s, 10/1/22 (Escrowed to Maturity)	AA-	2,590,000	2,972,025
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	75,195
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	885,000	847,680
			98,064,290

Georgia (1.4%)
Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl.
Arpt.), Ser. A, 5s, 1/1/35	A1	2,000,000	1,864,760
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	4,500,000	4,774,950
Cherokee Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. 06,
AGM, 5s, 8/1/25	AA+	500,000	523,720
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Escrowed to maturity)	AAA	845,000	969,266
GA State Private College & U. Auth. Rev. Bonds (Emory
U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,297,408
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas),
Ser. A, 5 1/2s, 9/15/21	A+	370,000	375,950
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	3,450,000	3,217,608
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,963,397
			15,987,059

Illinois (2.9%)
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. F, 5s,
1/1/40	A1	3,700,000	3,327,262
Chicago, Waste Wtr. Transmission VRDN, Ser. C-2,
0.28s, 1/1/39	VMIG1	1,075,000	1,075,000
Chicago, Wtr. Rev. Bonds, AGM, 5s, 11/1/25	AA+	4,750,000	4,780,210
Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29	Aa2	1,250,000	1,262,150
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,301,750
IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	350,000	375,375
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	2,702,700
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,500,000	5,884,285
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,111,991
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,103,920
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	878,470
(Newman Foundation), Radian Insd., 5s, 2/1/32	A/P	3,000,000	2,440,110
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM,
5s, 1/1/22	AA+	1,000,000	1,037,860
Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s,
6/1/28	A-	2,150,000	2,115,686

			33,396,769

Indiana (2.1%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BB+/F	965,000	885,629
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa3	6,150,000	6,215,067
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	A	2,500,000	2,397,100
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 0.33s, 10/1/32	A-1+	1,775,000	1,775,000
IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso
U.), 5s, 10/1/27	A2	1,405,000	1,349,446
IN State Fin. Auth. Edl. Fac. VRDN (Depauw U.),
Ser. A, 0.32s, 7/1/36	VMIG1	500,000	500,000
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa	700,000	742,035
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	4,500,000	4,677,210
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,675,900
NATL, 5.6s, 11/1/16	Baa1	2,750,000	2,940,988
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.), Radian
Insd., 5 1/2s, 11/1/32	A-	500,000	455,615
			24,613,990

Iowa (0.9%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	235,000	241,460
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded 7/1/11)	AAA	7,095,000	7,602,860
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care
Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,207,600
Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C,
5 3/8s, 6/1/38	BBB	750,000	552,038
			10,603,958

Kansas (0.8%)
KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa2	1,355,000	1,439,376
Ser. K, NATL, 5 1/4s, 11/1/25	Aa2	1,620,000	1,726,823
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	2,638,304
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, NATL, 5 1/8s,
11/15/32	A2	1,260,000	1,209,524
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded 5/15/12)	AAA	500,000	547,495
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB/P	1,500,000	1,159,425
			8,720,947

Kentucky (0.8%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville
Arena), Ser. A-1, AGO, 6s, 12/1/42	AA+	3,500,000	3,568,845
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	245,000	247,705
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,564,280
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	855,000	846,980
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,024,200
			9,252,010

Louisiana (0.6%)
LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s,
6/1/30	A3	5,000,000	4,790,050
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 1/2s, 5/15/30	A	2,275,000	2,234,960
			7,025,010

Maine (--%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C,
AGM, 5 3/4s, 7/1/30	AA+	50,000	50,545
			50,545

Maryland (0.3%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A	1,100,000	1,248,896
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.)
6s, 1/1/43	BBB-	1,590,000	1,507,988
5 3/4s, 1/1/38	BBB-	1,000,000	927,840
			3,684,724

Massachusetts (4.5%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, NATL, 5 1/2s,
1/1/11	Baa1	1,500,000	1,500,000
MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	5,195,000	4,962,576
MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.),
Ser. B, 5s, 1/1/37	A	6,750,000	6,456,848
MA State Dev. Fin. Agcy. Rev. Bonds

(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	998,899
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,137,343
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	1,727,360
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded 12/15/12)	AAA/P	525,000	597,366
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,795,804
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	4,750,000	4,773,988
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	900,000	908,946
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,006,360
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	1,065,000	1,071,624
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	3,944,800
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,077,480
(Springfield College), 5 5/8s, 10/15/40	Baa1	1,000,000	987,800
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	Baa2	1,745,000	1,745,000
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	602,430
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	328,496
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A3	1,050,000	1,052,216
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	3,305,000	3,290,822
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	3,807,957
MA State Port Auth. Rev. Bonds, 13s, 7/1/13	AAA/P	2,800,000	3,315,508
			51,089,623

Michigan (2.5%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	500,000	402,210
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	3,120,000	2,955,326
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AA+	4,040,000	4,274,158
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 7 3/8s, 7/1/35	Ba1	2,500,000	2,487,350
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	535,000	518,308
MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.29s,
11/1/36	VMIG1	2,575,000	2,575,000
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,530,075
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	8,160,000	7,133,472
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded 5/15/15)	AAA	915,000	1,037,674
MI State Strategic Fund Mandatory Put Bonds (6/2/14)
(Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	BBB-	700,000	769,629
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(6/1/13) (Dow Chemical), 5 1/2s, 12/1/28	Baa3	3,500,000	3,666,635
			28,349,837

Minnesota (0.8%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,631,264
Minneapolis, Rev. Bonds (National Marrow Donor
Program), 4 7/8s, 8/1/25	BBB	2,000,000	1,870,020
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,649,781
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	565,000	579,295
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	2,155,000	1,862,847
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,106,250
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group), Ser. A, 6s, 7/1/34	BBB-	500,000	480,550
			9,180,007

Mississippi (0.4%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	2,945,340
MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,345,000	1,414,308
			4,359,648

Missouri (0.4%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,319,480
MO State Hlth. & Edl. Fac. Auth. VRDN (Deaconess
Long-term Care), Ser. B, 0.37s, 5/15/30	VMIG1	1,400,000	1,400,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	170,000	174,905
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	175,000	181,827
			4,076,212

Nebraska (--%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	Ba3	370,000	374,274
			374,274

Nevada (0.7%)
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	Baa2	7,570,000	6,602,176
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds

(No. 142), 6.1s, 8/1/18	BB+/P	1,645,000	1,595,551
			8,197,727

New Hampshire (0.6%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	862,390
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care
Syst.-Covenant Hlth.), 6 1/8s, 7/1/31 (Prerefunded
1/1/12)	A	4,000,000	4,243,280
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	1,969,220
			7,074,890

New Jersey (5.4%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB-/P	3,500,000	2,957,290
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded 11/15/11)	AAA/F	3,150,000	3,366,657
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	3,831,552
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	9,750,000	9,146,378
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	Aa3	5,500,000	5,582,225
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,057,820
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds
(NJ American Wtr.), Ser. B, 5.6s, 11/1/34	A2	2,000,000	1,933,500
(American Wtr. Co.), Ser. D, 4 7/8s, 11/1/29	A2	1,100,000	968,605
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,250,000	6,314,063
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	3,000,000	2,829,150
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,000,000	2,582,850
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	8,760,000	3,799,738
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,260,485
NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,017,460
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded 6/1/13)	Aaa	2,000,000	2,275,200
6 3/8s, 6/1/32 (Prerefunded 6/1/13)	Aaa	1,775,000	1,964,819
6 1/8s, 6/1/42 (Prerefunded 6/1/12)	Aaa	1,600,000	1,721,648
			61,609,440

New Mexico (0.7%)
Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	1,820,424
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa2	4,500,000	4,227,165
U. of NM Rev. Bonds (Hosp. Mtg.), AGM, FHA Insd., 5s,
1/1/24	AA+	2,000,000	2,055,340
			8,102,929

New York (6.7%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, NATL, 5s, 9/1/20	A3	500,000	528,690
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A,
5 1/2s, 11/15/39	AA	2,000,000	2,052,440
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	284,181
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	10,510,000	9,625,584
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB-	200,000	152,646
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	12,480,936
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	14,331,656
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	594,768
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	755,010
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	26,308,590
(Brooklyn Law School), Ser. B, SGI, 5 3/8s, 7/1/22	Baa1	1,000,000	1,016,140
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	285,000	315,834
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	534,975
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	615,308
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	2,200,000	2,091,210
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	75,000	75,245
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. ), Ser. A-2, 0.27s, 12/1/37	VMIG1	5,300,000	5,300,000
			77,063,213

North Carolina (1.5%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,424,388
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,011,290
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	605,000	624,632
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,227,609
NC Med. Care Comm. Retirement Fac. Rev. Bonds (First
Mtge.-Forest at Duke), 6 3/8s, 9/1/32 (Prerefunded
9/1/12)	AAA/P	3,000,000	3,257,310

NC Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.),
Ser. A
5 1/2s, 1/1/13	A2	135,000	144,551
5 1/2s, 1/1/13 (Escrowed to maturity)	A2	65,000	70,908
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,175,508
			16,936,196

Ohio (5.8%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	4,730,300
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	Baa3	32,100,000	21,751,923
5 1/8s, 6/1/24	Baa3	4,905,000	3,808,487
Cleveland, Parking Fac. Rev. Bonds, AGM, 5 1/4s,
9/15/22	AA+	600,000	612,582
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,267,986
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
AGM, 5s, 4/1/24	AA+	5,000,000	5,005,750
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A1	3,500,000	3,520,160
OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.),
Ser. 1, 5s, 11/1/28	Aaa	2,000,000	2,153,140
OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15)
(Kenyon College), 4.95s, 7/1/37	A1	5,300,000	5,717,163
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded 10/1/12)	AA-	1,000,000	1,083,170
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	5,000,000	5,191,900
OH State U. Rev. Bonds, Ser. A, 5s, 12/1/27	Aa1	1,000,000	1,038,980
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	5,000,000	4,896,650
			65,778,191

Oklahoma (1.4%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	500,000	489,250
OK State Cap. Impt. Auth. State Facs. Auth. VRDN
(Higher Ed.), Ser. D4, 0.36s, 7/1/34	VMIG1	7,200,000	7,200,000
OK State Tpk. Auth. VRDN, Ser. E, 0.27s, 1/1/28	VMIG1	5,600,000	5,600,000
Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s,
6/1/24	A3	2,200,000	2,220,900
			15,510,150

Oregon (0.2%)
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	2,000,000	2,060,880
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	295,000	298,897
			2,359,777

Pennsylvania (2.8%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,434,072
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	6,550,000	4,382,343
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded
7/1/12)	AAA/P	500,000	557,280
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,469,732
5.15s, 1/1/18	BBB+	665,000	668,870
East Stroudsburg, Area School Dist. G.O. Bonds, AGM,
5s, 9/1/27	Aa3	5,500,000	5,619,075
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	1,275,000	1,271,315
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds
(Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	938,820
Geisinger, Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.), Ser. C, 0 1/4s, 6/1/39	VMIG1	1,350,000	1,350,000
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,068,813
PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s,
1/1/32	BBB+/F	500,000	518,775
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A1	1,000,000	1,007,700
PA Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.),
Ser. 110B, 4 3/4s, 10/1/39	AA+	2,500,000	2,262,700
PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro
U. Foundation), 6s, 7/1/43	Baa3	1,000,000	961,380
Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,673,990
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/11
(In default) (NON)	D/P	5,415,577	542
Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth.
Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA+	3,000,000	2,850,900
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB+	500,000	491,400
			32,527,707

Puerto Rico (5.6%)
Cmnwlth. of PR, G.O. Bonds

Ser. B, 6s, 7/1/39	A3	7,000,000	7,125,580
Ser. A, 5 1/4s, 7/1/22	A3	850,000	865,385
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	3,400,000	3,424,412
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	2,796,180
Ser. TT, 5s, 7/1/37	A3	5,000,000	4,607,700
Ser. RR, FGIC, NATL, 5s, 7/1/23	A3	4,395,000	4,461,980
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	A3	250,000	267,840
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/17	A3	2,900,000	2,978,474
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds
(Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	250,568
(Auxilio Mutuo Oblig. Group), Ser. A, NATL, 6 1/4s,
7/1/16	A-	3,015,000	3,025,311
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	A3	750,000	752,385
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	A3	1,895,000	1,932,426
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	A3	8,000,000	8,485,760
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	A3	2,220,000	1,974,290
Cmnwlth. of PR, Pub. Fin. Corp. Rev. Bonds, Ser. A,
AMBAC, 5 1/4s, 8/1/30	Baa1	175,000	178,134
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	15,000,000	15,321,450
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,220,595
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa1	1,000,000	961,210
			63,629,680

South Carolina (0.8%)
Berkeley Cnty., School Dist. Rev. Bonds (Installment
Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A1	5,000,000	4,724,600
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, AGM, 5 1/4s, 11/1/23	AA+	2,500,000	2,550,925
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aa1	725,000	744,677
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.),
Ser. C, 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	1,115,000	1,247,139
Ser. C, U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded
8/1/13)	Baa1	135,000	150,999
			9,418,340

South Dakota (0.1%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,020,770
			1,020,770

Tennessee (1.4%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded 7/1/12)	Baa1	5,000,000	5,515,500
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	4,550,000	4,304,710
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,086,120
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded 9/1/12)	AAA	310,000	338,567
6 1/2s, 9/1/26 (Prerefunded 9/1/12)	AAA	190,000	207,509
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A,
5 1/4s, 9/1/20	Ba3	4,000,000	3,972,800
			16,425,206

Texas (11.5%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	715,000	608,801
5 7/8s, 11/15/18	B+/P	3,880,000	3,546,747
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,127,460
5s, 2/15/24	Aaa	2,000,000	2,154,580
Angleton, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,211,953
Beaumont, Indpt. School Dist. G.O. Bonds (School
Bldg.), AGO, 5 1/8s, 2/15/30	AA+	2,550,000	2,609,568
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	1,100,000	1,046,474
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB-	3,450,000	3,442,238
Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/24	Aaa	625,000	668,700
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	8,782,465
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	3,260,000	3,615,242
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,050,422
La Porte, Indpt. School Dist. G.O. Bonds
(Schoolhouse), AGO, 5s, 2/15/26	AA+	570,000	581,999
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp

Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,657,381
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM,
5s, 10/1/16	AA+	750,000	823,770
Leander, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	3,588,150
Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37	A1	35,000	37,638
Ser. A, 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,436,443
5 3/4s, 5/15/37	A1	1,200,000	1,218,828
5 3/4s, 5/15/28	A1	2,000,000	2,068,260
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	3,630,000	3,794,221
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	1,852,493
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	882,806
Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	AA+	1,750,000	1,869,368
North TX Thruway Auth. Rev. Bonds
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	2,881,260
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	4,832,150
Ser. D, AGO, zero %, 1/1/28	AAA	11,620,000	4,097,909
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,525,572
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,565,008
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6 1/2s, 1/1/15), 2043 (STP)	A2	9,700,000	7,198,758
Paris, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 5s, 2/15/25	Aaa	1,000,000	1,052,590
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	400,000	410,280
Round Rock, Indpt. School Dist. G.O. Bonds (School
Bldg.), 5s, 8/1/33	Aaa	500,000	508,170
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,400,000	1,420,818
San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s,
7/1/32	AA+	1,415,000	1,287,862
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	950,540
5 1/4s, 11/15/22	A-	2,500,000	2,499,825
Tarrant Cnty., Hosp. Dist. Rev. Bonds, NATL, 5 1/2s,
8/15/19	Aa3	1,870,000	1,911,495
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/26	A2	5,000,000	4,641,450
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	1,650,000	1,650,528
TX State G.O. Bonds (Trans. Comm. Mobility Fund),
4 3/4s, 4/1/27	Aaa	5,000,000	5,083,350
TX State Rev. Bonds, 6.2s, 9/30/11	AA+	6,000,000	6,234,120
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.
Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,536,298	1,573,753
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	A2	4,000,000	4,565,720
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	1,000,000	937,130
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	7,958,106
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,561,840
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,038,566
			132,062,807

Utah (0.7%)
Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.),
Ser. A, 0.28s, 5/15/37	VMIG1	2,400,000	2,400,000
Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, U.S. Govt Coll., 8 1/8s,
5/15/15 (Escrowed to Maturity)	AAA	3,225,000	3,663,858
AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to
maturity)	AAA/P	1,900,000	1,905,320
			7,969,178

Vermont (--%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, AGM, 5s, 11/1/34	AA+	105,000	105,698
(Single Fam.), Ser. 23, AGM, 5s, 5/1/34	AA+	335,000	337,228
			442,926

Virginia (3.1%)
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,634,598
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,750,000	4,760,355
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM,
5.929s, 8/23/27	AA+	19,400,000	20,319,948
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	Baa1	1,740,000	1,624,829
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	6,100,000	6,757,397
			35,097,127

Washington (2.7%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC, NATL

5s, 9/1/25	A1	695,000	700,261
5s, 9/1/24	A1	615,000	622,743
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,140,000	1,152,506
WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28	Aa1	8,320,000	8,565,190
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24	Aa1	5,270,000	5,541,616
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,250,000	1,302,675
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	7,534,547
Ser. B, NATL, 5s, 2/15/27	Baa1	2,415,000	2,069,317
(Kadlec Med. Ctr.), Ser. A, AGO, 5s, 12/1/21	AA+	3,000,000	3,035,010
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	455,000	452,616
			30,976,481

West Virginia (1.0%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa2	6,200,000	6,184,934
Mason Cnty., Poll. Control (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/11	Baa2	2,000,000	2,002,820
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	BBB	2,500,000	2,254,500
WV Econ. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds
(Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	931,100
			11,373,354

Wisconsin (1.2%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa	1,000,000	1,086,030
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa	5,615,000	6,049,152
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	3,886,470
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,144,270
			14,165,922

Wyoming (0.8%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin
Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,097,830
Gillette, Poll. Control VRDN, 0.32s, 1/1/18	P-1	1,900,000	1,900,000
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	2,860,200
5 1/2s, 1/1/33	A2	1,410,000	1,451,970
			9,310,000

Total municipal bonds and notes (cost $1,114,279,307)			$1,121,668,400

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
7.50% cum. pfd.	Ba1	5,596,656	$5,215,635
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	Ba2	2,000,000	1,640,640

Total preferred stocks (cost $7,596,656)			$6,856,275

TOTAL INVESTMENTS

Total investments (cost $1,121,875,963) (b)			$1,128,524,675

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 30, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,144,891,077.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,121,762,810, resulting in gross unrealized appreciation and depreciation of $47,196,427 and $40,434,562, respectively, or net unrealized appreciation of $6,761,865.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Health care	20.6%
State Government	15.4
Utilities	13.6

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	11%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$1,121,668,400	$--

Preferred stocks	--	6,856,275	--

Totals by level	$--	$1,128,524,675	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011